Prepaid Taxes	12 Months Ended
Dec. 31, 2025
Prepaid Taxes [Abstract]
PREPAID TAXES

Note 7 - PREPAID TAXES

Prepaid taxes as of December 31, 2025 and 2024 consist of prepaid value added tax (“VAT”) in the amount of $214,944 and $201,232, respectively, which can be used to offset VAT payable when the Company generates sales.